Statement of Changes in Stockholders' Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Sep. 23, 2020
Balance (in Shares) at Sep. 23, 2020
Balance at Nov. 30, 2020					5,000,003
Balance at Sep. 23, 2020
Balance (in Shares) at Sep. 23, 2020
Class B common stock issued to Sponsor		$ 750	24,250		25,000
Class B common stock issued to Sponsor (in Shares)		7,503,750
Sale of Units in Initial Public Offering net of underwriter discount and offering cost less fair value of public warrants	$ 3,000		266,667,586		266,670,586
Sale of Units in Initial Public Offering net of underwriter discount and offering cost less fair value of public warrants (in Shares)	30,000,000
Forfeiture of 3,750 shares by initial stockholders
Forfeiture of 3,750 shares by initial stockholders (in Shares)		(3,750)
Class A common stock subject to possible redemption	$ (2,538)		(253,776,202)		(253,778,740)
Class A common stock subject to possible redemption (in Shares)	(25,377,874)
Net loss				(7,916,839)	(7,916,839)
Balance at Dec. 31, 2020	$ 462	$ 750	$ 12,915,634	$ (7,916,839)	$ 5,000,007
Balance (in Shares) at Dec. 31, 2020	4,622,126	7,500,000